STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity, Warrants or Rights - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Awards [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares (in Shares)		2,509,000
Outstanding, Weighted-average Exercise Price per Share		$ 1.49
Granted, Number of Shares (in Shares)		6,440,800	2,662,000
Granted, Weighted-average Exercise Price per Share		$ 0.76	$ 1.54
Forfeited (in Shares)		(263,350)	(153,000)
Forfeited		$ 0.75	$ 2.39
Outstanding, Number of Shares (in Shares)		8,686,450	2,509,000
Outstanding, Weighted-average Exercise Price per Share		$ 0.97	$ 1.49
Outstanding, Weighted-average Remaining Contractual Term		2 years 292 days	3 years 36 days
Outstanding, Aggregate Intrinsic Value (in Dollars)		$ 8,918,000
Exercisable, Number of Shares (in Shares)			347,500
Exercisable, Weighted-average Exercise Price per Share		$ 1.65	$ 2.57
Exercisable, Weighted-average Remaining Contractual Term		2 years 109 days	3 years 6 months
Exercisable, Aggregate Intrinsic Value (in Dollars)		$ 883,960
Consulting Awards [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares (in Shares)		252,500	150,000
Outstanding, Weighted-average Exercise Price per Share		$ 3.62	$ 4.40
Granted, Number of Shares (in Shares)	127,500	55,000		150,000
Granted, Weighted-average Exercise Price per Share	$ 2.40	$ 1.01		$ 4.40
Forfeited (in Shares)			(25,000)
Forfeited			$ 2.10
Outstanding, Number of Shares (in Shares)	150,000	307,500	252,500	150,000
Outstanding, Weighted-average Exercise Price per Share	$ 4.40	$ 3.15	$ 3.62	$ 4.40
Outstanding, Weighted-average Remaining Contractual Term	328 days	1 year 109 days	1 year 146 days
Outstanding, Aggregate Intrinsic Value (in Dollars)		$ 64,525
Exercisable, Number of Shares (in Shares)		300,000	175,000
Exercisable, Weighted-average Exercise Price per Share		$ 3.22	$ 4.07
Exercisable, Weighted-average Remaining Contractual Term		1 year 73 days	1 year 73 days
Exercisable, Aggregate Intrinsic Value (in Dollars)		$ 54,700
Warrants with Debt [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares (in Shares)		597,200	642.700	10,600
Outstanding, Weighted-average Exercise Price per Share		$ 1.41	$ 4.44	$ 5.00
Granted, Number of Shares (in Shares)		9,759,000	554,500	632,100
Granted, Weighted-average Exercise Price per Share		$ 0.56	$ 1.13	$ 4.43
Forfeited (in Shares)			(600,000)
Forfeited			$ 4.40
Outstanding, Number of Shares (in Shares)	642.700	10,356,200	597,200	642.700	10,600
Outstanding, Weighted-average Exercise Price per Share	$ 4.44	$ 0.61	$ 1.41	$ 4.44	$ 5.00
Outstanding, Weighted-average Remaining Contractual Term		3 years	1 year	1 year 328 days	4 years 292 days
Outstanding, Aggregate Intrinsic Value (in Dollars)		$ 13,564,795			$ 4,982
Exercisable, Number of Shares (in Shares)		10,356,200	597,200
Exercisable, Weighted-average Exercise Price per Share		$ 0.61	$ 1.41
Exercisable, Weighted-average Remaining Contractual Term		3 years	1 year
Exercisable, Aggregate Intrinsic Value (in Dollars)		$ 13,564,795